Distribution Date:	12/17/24	Wells Fargo Commercial Mortgage Trust 2014-LC16
Determination Date:	12/11/24
Next Distribution Date:	01/17/25
Record Date:	11/29/24	Commercial Mortgage Pass-Through Certificates
Series 2014-LC16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	14
		Trust Advisor	Situs Holdings, LLC
Principal Prepayment Detail	15
			Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	16		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94988XAQ9	1.294000%	51,024,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94988XAR7	2.819000%	112,071,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94988XAS5	3.432000%	14,089,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94988XAT3	3.548000%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	94988XAU0	3.817000%	231,235,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94988XAV8	3.477000%	73,429,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94988XAW6	4.020000%	53,574,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.50%
B	94988XAZ9	4.322000%	71,837,000.00	9,068,216.71	0.00	4,672.42	0.00	0.00	4,672.42	9,068,216.71	86.30%	17.13%
C	94988XBA3	4.458000%	38,963,000.00	38,963,000.00	0.00	0.00	0.00	0.00	0.00	38,963,000.00	27.43%	13.13%
D	94988XAC0	3.938000%	59,662,000.00	18,180,051.37	0.00	0.00	0.00	22,887.90	0.00	18,157,163.47	0.00%	7.00%
E	94988XAE6	3.250000%	19,481,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	5.00%
F	94988XAG1	3.250000%	15,829,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.38%
G	94988XAJ5	3.250000%	32,875,228.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94988XAL0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			974,069,228.35	66,211,268.08	0.00	4,672.42	0.00	22,887.90	4,672.42	66,188,380.18

X-A	94988XAX4	4.732298%	735,422,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	94988XAY2	0.435704%	170,462,000.00	66,211,268.08	0.00	24,040.45	0.00	0.00	24,040.45	66,188,380.18
X-C	94988XAA4	4.732298%	19,481,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	94988XBB1	4.732298%	48,704,228.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			974,069,228.35	66,211,268.08	0.00	24,040.45	0.00	0.00	24,040.45	66,188,380.18

Deal Distribution Total					0.00	28,712.87	0.00	22,887.90	28,712.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94988XAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94988XAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94988XAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94988XAT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	94988XAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94988XAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94988XAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94988XAZ9	126.23323232	0.00000000	0.06504197	0.38960814	0.38960814	0.00000000	0.00000000	0.06504197	126.23323232
C	94988XBA3	1,000.00000000	0.00000000	0.00000000	3.71499987	48.62971742	0.00000000	0.00000000	0.00000000	1,000.00000000
D	94988XAC0	304.71743103	0.00000000	0.00000000	0.99998106	141.64312477	0.00000000	0.38362609	0.00000000	304.33380493
E	94988XAE6	0.00000000	0.00000000	0.00000000	0.00000000	116.45832965	0.00000000	0.00000000	0.00000000	0.00000000
F	94988XAG1	0.00000000	0.00000000	0.00000000	0.00000000	116.45833786	0.00000000	0.00000000	0.00000000	0.00000000
G	94988XAJ5	0.00000000	0.00000000	0.00000000	0.00000000	70.46234068	0.00000000	0.00000000	0.00000000	0.00000000
R	94988XAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94988XAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	94988XAY2	388.42245239	0.00000000	0.14103114	0.00000000	0.00000000	0.00000000	0.00000000	0.14103114	388.28818259
X-C	94988XAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-D	94988XBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	11/01/24 - 11/30/24	30	0.00	32,660.69	0.00	32,660.69	27,988.28	0.00	0.00	4,672.42	27,988.28
C	11/01/24 - 11/30/24	30	1,750,012.14	144,747.54	0.00	144,747.54	144,747.54	0.00	0.00	0.00	1,894,759.68
D	11/01/24 - 11/30/24	30	8,391,051.24	59,660.87	0.00	59,660.87	59,660.87	0.00	0.00	0.00	8,450,712.11
E	N/A	N/A	2,268,724.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,268,724.72
F	N/A	N/A	1,843,419.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,843,419.03
G	N/A	N/A	2,316,465.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,316,465.54
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	11/01/24 - 11/30/24	30	0.00	24,040.45	0.00	24,040.45	0.00	0.00	0.00	24,040.45	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			16,569,672.67	261,109.55	0.00	261,109.55	232,396.69	0.00	0.00	28,712.87	16,802,069.36

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	28,712.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	263,574.41	Master Servicing Fee	95.85
Interest Reductions due to Nonrecoverability Determination	(241,768.37)	Certificate Administrator Fee	49.33
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	27.59
ARD Interest	0.00	Trust Advisor Fee	68.97
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	21,806.04	Total Fees	451.74

Principal		Expenses/Reimbursements
Scheduled Principal	22,887.90	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,508.89
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.44
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	22,887.90	Total Expenses/Reimbursements	15,529.33

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	28,712.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	28,712.87
Total Funds Collected	44,693.94	Total Funds Distributed	44,693.94

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	66,211,268.08	66,211,268.08	Beginning Certificate Balance	66,211,268.08
(-) Scheduled Principal Collections	22,887.90	22,887.90	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	22,887.90
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	66,188,380.18	66,188,380.18	Certificate Other Adjustments**	22,887.90
Beginning Actual Collateral Balance	66,151,276.71	66,151,276.71	Ending Certificate Balance	66,188,380.18
Ending Actual Collateral Balance	66,049,859.15	66,049,859.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,294,494.84	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,294,494.84	0.00	Net WAC Rate	4.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	Less than 1.31	2	21,550,880.96	32.56%	(7)	4.8540	0.912669
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	28,000,000.00	42.30%	(6)	4.5800	1.347000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	2	10,945,678.91	16.54%	(7)	4.6263	1.523947	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	1	10,909,343.86	16.48%	(8)	5.2500	1.739400
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	1	5,728,155.36	8.65%	(7)	4.5500	2.040900
10,000,001 to 15,000,000	1	10,909,343.86	16.48%	(8)	5.2500	1.739400	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	16,333,357.41	24.68%	(7)	4.9000	0.898700	2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	28,000,000.00	42.30%	(6)	4.5800	1.347000	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	66,188,380.18	100.00%	(7)	4.7770	1.330311
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	5	66,188,380.18	100.00%	(7)	4.7770	1.330311
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	5,217,523.55	7.88%	(7)	4.7100	0.956400
							Lodging	1	10,909,343.86	16.48%	(8)	5.2500	1.739400
Colorado	2	44,333,357.41	66.98%	(6)	4.6979	1.181837
							Office	2	44,333,357.41	66.98%	(6)	4.6979	1.181837
Texas	2	16,637,499.22	25.14%	(8)	5.0090	1.843204
							Retail	2	10,945,678.91	16.54%	(7)	4.6263	1.523947
Totals	5	66,188,380.18	100.00%	(7)	4.7770	1.330311
							Totals	5	66,188,380.18	100.00%	(7)	4.7770	1.330311

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	38,945,678.91	58.84%	(6)	4.5930	1.396731	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	1	16,333,357.41	24.68%	(7)	4.9000	0.898700	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	1	10,909,343.86	16.48%	(8)	5.2500	1.739400	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	5	66,188,380.18	100.00%	(7)	4.7770	1.330311
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	66,188,380.18	100.00%	(7)	4.7770	1.330311
	5.751% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% to 6.250%	0	0.00	0.00%	0	0.0000	0.000000
	6.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	66,188,380.18	100.00%	(7)	4.7770	1.330311
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	66,188,380.18	100.00%	(7)	4.7770	1.330311	Interest Only	1	28,000,000.00	42.30%	(6)	4.5800	1.347000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	1	5,728,155.36	8.65%	(7)	4.5500	2.040900
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	3	32,460,224.82	49.04%	(7)	4.9871	1.190520
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	66,188,380.18	100.00%	(7)	4.7770	1.330311	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	66,188,380.18	100.00%	(7)	4.7770	1.330311
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	49,855,022.77	75.32%	(7)	4.7368	1.471714			No outstanding loans in this group
	13 months to 24 months	1	16,333,357.41	24.68%	(7)	4.9000	0.898700
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	66,188,380.18	100.00%	(7)	4.7770	1.330311
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
7	780922606	OF	Greenwood Village	CO	Actual/360	4.580%	0.00	0.00	0.00	N/A	06/01/24	--	28,000,000.00	28,000,000.00	05/01/24
13	28000452	OF	Greenwood Village	CO	Actual/360	4.900%	0.00	0.00	0.00	N/A	05/06/24	--	16,333,357.41	16,333,357.41	12/06/24
24	28000459	LO	Grapevine	TX	Actual/360	5.250%	0.00	0.00	0.00	N/A	04/06/24	--	10,909,343.86	10,909,343.86	10/06/24
34	310921116	RT	Houston	TX	Actual/360	4.550%	21,806.04	22,887.90	0.00	N/A	05/01/24	--	5,751,043.26	5,728,155.36	11/01/24
50	780922681	RT	Barstow	CA	Actual/360	4.710%	0.00	0.00	0.00	N/A	05/11/24	--	5,217,523.55	5,217,523.55	04/11/24
Totals							21,806.04	22,887.90	0.00				66,211,268.08	66,188,380.18
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
7	2,128,946.78	0.00	--	--	08/12/24	13,785,080.22	0.00	0.00	0.00	0.00	0.00
13	1,097,776.51	967,893.83	01/01/23	09/30/23	07/11/24	12,142,371.14	0.00	0.00	0.00	0.00	0.00
24	1,853,341.60	0.00	--	--	07/11/24	0.00	0.00	0.00	0.00	0.00	0.00
34	1,280,190.98	0.00	--	--	08/12/24	0.00	5,694.78	133,789.94	133,789.94	0.00	0.00
50	399,138.00	0.00	--	--	08/12/24	0.00	0.00	0.00	0.00	0.00	0.00
Totals	6,759,393.87	967,893.83				25,927,451.36	5,694.78	133,789.94	133,789.94	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.777049%	4.482371%	(7)
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	6,438,459.20	4.776971%	4.482298%	(6)
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	1	7,207,382.44	0	0.00	0	0.00	1	1,040,025.72	4.874063%	4.581184%	(5)
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	7,207,382.44	0	0.00	0	0.00	0	0.00	4.885263%	4.590968%	(4)
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	1	7,207,382.44	0	0.00	0	0.00	0	0.00	4.912486%	4.679465%	(3)
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	7,207,382.44	0	0.00	0	0.00	0	0.00	4.864160%	4.655387%	(2)
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	7,232,330.28	0	0.00	0	0.00	0	0.00	4.873929%	4.687271%	(1)
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	7,256,001.98	0	0.00	0	0.00	0	0.00	4.869491%	4.709039%	0
04/17/24	0	0.00	0	0.00	1	2,001,695.08	0	0.00	1	7,280,717.28	0	0.00	0	0.00	1	27,298,555.98	4.848306%	4.778471%	1
03/15/24	0	0.00	0	0.00	2	9,305,844.96	0	0.00	1	7,304,149.88	0	0.00	0	0.00	3	36,673,343.76	4.856085%	4.815330%	2
02/16/24	0	0.00	0	0.00	4	115,498,900.75	0	0.00	1	7,329,803.47	0	0.00	0	0.00	3	12,814,776.47	4.837394%	4.735548%	3
01/18/24	0	0.00	0	0.00	4	115,712,154.59	0	0.00	1	7,352,993.51	0	0.00	0	0.00	0	0.00	4.838167%	4.748503%	3
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	780922606	05/01/24	6	5	0.00	0.00	0.00	28,000,000.00	05/10/24	13
24	28000459	10/06/24	1	5	0.00	0.00	11,213.50	10,835,892.97	04/05/24	13
34	310921116	11/01/24	0	5	133,789.94	133,789.94	8,786.00	5,795,835.86	07/08/24	13
50	780922681	04/11/24	7	5	0.00	0.00	16,629.75	5,250,165.93	05/10/24	2
Totals					133,789.94	133,789.94	36,629.25	49,881,894.76
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		66,188,380	16,333,357	49,855,023		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	66,188,380	22,061,513	10,909,344	0	33,217,524	0
Nov-24	66,211,268	0	10,909,344	22,084,401	33,217,524	0
Oct-24	73,440,725	0	0	0	66,233,343	7,207,382
Sep-24	75,465,138	0	0	0	68,257,756	7,207,382
Aug-24	97,876,258	0	0	0	90,668,875	7,207,382
Jul-24	110,923,317	35,414,464	0	0	68,301,470	7,207,382
Jun-24	117,280,071	28,635,217	0	0	81,412,524	7,232,330
May-24	142,418,653	60,561,800	0	0	74,600,851	7,256,002
Apr-24	252,270,970	232,005,146	0	0	12,985,108	7,280,717
Mar-24	305,655,285	296,349,440	0	0	2,001,695	7,304,150
Feb-24	436,552,566	321,053,665	0	0	108,169,097	7,329,803
Jan-24	521,625,943	405,913,789	0	0	108,359,161	7,352,994
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	780922606	28,000,000.00	28,000,000.00	17,150,000.00	06/25/24	1,751,456.78	1.34700	12/31/23	06/01/24	I/O
13	28000452	16,333,357.41	16,167,964.39	4,750,000.00	06/07/24	815,619.83	0.89870	09/30/23	05/06/24	233
24	28000459	10,909,343.86	10,835,892.97	21,000,000.00	05/14/24	1,527,217.15	1.73940	12/31/23	04/06/24	231
34	310921116	5,728,155.36	5,795,835.86	22,000,000.00	09/25/24	1,094,619.98	2.04090	12/31/23	05/01/24	172
50	780922681	5,217,523.55	5,250,165.93	4,700,000.00	07/21/24	363,543.00	0.95640	12/31/23	05/11/24	233
Totals		66,188,380.18	66,049,859.15	69,600,000.00		5,552,456.74

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	780922606	OF	CO	05/10/24	13

Loan transferred to the Special Servicer on 5/10/2024 for imminent default due to Borrower's inability to pay off at maturity (6/1/2024). Loan is cash managed. Collateral consists of 2 identical 3- and 4-story Class B+ office buildings totaling 329.9

K SF in Greenwood Village, CO. As of 9/1/2024 property is 69.8% occupied. Lender has engaged counsel. Court has approved Receiver and Receiver is in place. Lender is in the foreclosure is in process. A foreclosure sale date in February

2025 has been scheduled.

13	28000452	OF	CO	03/22/24	13

Loan transferred to the Special Servicer due to upcoming maturity (5/1/2024). Loan is secured by 145,276 SF Class B+ office property located in Greenwood Village, CO. As of 2/23/24, property is 90% occupied with ~65k SF of roll occurring in

2025. T1 has extended for 2yr at the current rental rate. Borrower believes the tenant will maintain a small presence at the property post LXP. Cash Management is in-place and a balance of ~$500k as of 10/24. Receviership proposals are being obtained to potentially re-brand the building. Lender and Borrower have discussed a workout proposal and Lender will continue dual-tracking remedies while discussing workout options.

24	28000459	LO	TX	04/05/24	13

Imminent default due to Borrower's inability to refinance the loan prior to the maturity date (4/6/2024). Loan was not paid off at maturity, Lender has engaged counsel and sent out a notice of default. Borrower has signed the PNL and has submitted reqeusted property / financial information. Borrower has marketed the asset for sale and has selected a proposed Buyer. The Purchase and Sales Agreement is being negotiated with an expected execution date prior to year end.

The sales price exceeds the total outstanding debt. Closing of sale would occur in 1st Qtr 2025.

34	310921116	RT	TX	07/08/24	13

Loan transferred to the Special Servicer on 7/8/2024 due to Borrower's failure to pay the loan off at the maturity date (5/1/2024). Collateral is a two-story retail and entertainment complet located in Houston, TX. As of 12/23, the property is 65% oc cupied with a $1.02MM NOI. Borrower had a refinance fall apart shortly before closing when the originator walked away due to Live Nation's 12/31/26 LXP. Borrower has extended Live Nation 20 years from current expiration date with a rate increase at the start of the extension. Borrower is looking to close by end of January. Special Servicer will continue discussions with the Borrower while dual tracking foreclosure.

50	780922681	RT	CA	05/10/24	2

The senior loan transferred to Special Servicer for maturity default caused by a failure to refinance due to 99 Cent Only declaring bankruptcy. The loan is secured by a 110,100sf, retail strip center in Barstow, CA. The property is 29.8% occupied asof 6/1/2024 after 99 Cent Only has vacated. Borrower had a signed refinance application and was near closing when 99 Cent Only declared bankruptcy and their intention to close the location. The refinance dried up along with a potential sale. Cash Management is in-place. Lender has denied the Borrower's DPO request. Borrower has requested a forbearance from Lender filing an NOD and is willing to keep the loan current. Lender will continue dual tracking workout discussions and foreclosure with the borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	310922175	0.00	4.59000%	0.00	4.59000%	8	10/04/22	10/04/22	--
24	28000459	0.00	5.25000%	0.00	5.25000%	8	10/29/21	06/11/20	--
52	440000377	0.00	5.03400%	0.00	5.03400%	8	09/03/21	09/01/21	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1A	440000359	03/15/24	53,083,701.10	79,000,000.00	16,900,272.27	1,173,640.57	16,900,272.27	15,726,631.70	37,357,069.40	0.00	0.00	37,357,069.40	62.26%
1B	440000360	03/15/24	53,083,701.10	79,000,000.00	16,900,272.27	1,173,640.57	16,900,272.27	15,726,631.70	37,357,069.40	0.00	0.00	37,357,069.40	62.26%
3	440000375	12/17/21	54,000,000.00	57,500,000.00	30,200,277.10	1,807,342.50	30,200,277.10	28,392,934.60	25,607,065.40	0.00	2,393,145.39	23,213,920.01	42.98%
6	310922175	04/17/24	27,349,192.84	35,370,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
12	300571108	06/17/20	19,276,701.06	18,660,000.00	21,641,271.88	1,531,258.33	21,641,271.88	20,110,013.55	18,777.74	0.00	0.00	18,777.74	0.08%
18	440000381	12/15/23	13,204,122.48	26,090,000.00	4,951,765.65	497,710.23	4,951,765.65	4,454,055.42	8,750,067.06	0.00	567,245.76	8,182,821.30	51.14%
28	300571093	11/18/24	7,207,382.44	8,000,000.00	8,733,545.01	1,948,387.53	8,386,846.73	6,438,459.20	768,923.24	0.00	0.00	768,923.24	8.11%
29	28000450	07/17/19	8,688,212.19	15,400,000.00	8,738,058.22	49,846.03	8,738,058.22	8,688,212.19	0.00	0.00	(495.00)	495.00	0.00%
38	28000461	06/17/19	6,356,096.43	11,850,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
77	860923146	10/18/24	2,001,695.08	3,200,000.00	2,421,115.11	1,381,089.39	2,421,115.11	1,040,025.72	961,669.36	0.00	0.00	961,669.36	41.81%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			244,250,804.72	334,070,000.00	110,486,577.51	9,562,915.15	110,139,879.23	100,576,964.08	110,820,641.60	0.00	2,959,896.15	107,860,745.45

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/17/24	107,828.84	0.00	0.00	0.00	0.00	107,828.84	0.00	0.00	107,828.84
1A	440000359	03/15/24	0.00	0.00	37,357,069.40	0.00	0.00	37,357,069.40	0.00	0.00	37,357,069.40
1B	440000360	03/15/24	0.00	0.00	37,357,069.40	0.00	0.00	37,357,069.40	0.00	0.00	37,357,069.40
3	440000375	07/17/23	0.00	0.00	23,213,920.01	0.00	0.00	(13,254.79)	0.00	0.00	23,215,254.04
		04/17/23	0.00	0.00	23,227,174.80	0.00	0.00	(5,669.09)	0.00	0.00
		11/18/22	0.00	0.00	23,232,843.89	0.00	0.00	1,246.00	0.00	0.00
		10/17/22	0.00	0.00	23,231,597.89	0.00	0.00	1,250.00	0.00	0.00
		09/16/22	0.00	0.00	23,230,347.89	0.00	0.00	(1,226,476.84)	0.00	0.00
		08/17/22	0.00	0.00	24,458,158.76	0.00	0.00	2,139.00	0.00	0.00
		06/17/22	0.00	0.00	24,456,019.76	0.00	0.00	1,334.03	0.00	0.00
		05/17/22	0.00	0.00	24,454,685.73	0.00	0.00	1,242.00	0.00	0.00
		03/17/22	0.00	0.00	24,453,443.73	0.00	0.00	48,145.00	0.00	0.00
		02/17/22	0.00	0.00	24,405,298.73	0.00	0.00	(1,212,294.17)	0.00	0.00
		01/18/22	0.00	0.00	25,617,592.90	0.00	0.00	10,527.50	0.00	0.00
		12/17/21	0.00	0.00	25,607,065.40	0.00	0.00	25,607,065.40	0.00	0.00
6	310922175	04/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	300571108	06/17/20	0.00	0.00	18,777.74	0.00	0.00	18,777.74	0.00	0.00	18,777.74
18	440000381	08/16/24	0.00	0.00	8,182,821.30	0.00	0.00	(567,245.76)	0.00	0.00	8,182,821.30
		12/15/23	0.00	0.00	8,750,067.06	0.00	0.00	8,750,067.06	0.00	0.00
28	300571093	11/18/24	0.00	0.00	768,923.24	0.00	0.00	768,923.24	0.00	(1,298,483.22)	(529,559.98)
29	28000450	10/18/19	0.00	0.00	495.00	0.00	0.00	495.00	0.00	0.00	495.00
		07/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	28000461	06/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	860923146	10/18/24	0.00	0.00	961,669.36	0.00	0.00	961,669.36	0.00	(838,518.82)	123,150.54
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			107,828.84	0.00	107,860,745.45	0.00	0.00	107,969,908.32	0.00	(2,137,002.04)	105,832,906.28

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	5,833.33	0.00	0.00	0.00	0.00	106,866.67	0.00	0.00	0.00	0.00
13	0.00	0.00	3,402.78	0.00	0.00	0.00	0.00	66,694.54	0.00	0.00	0.00	0.00
24	0.00	0.00	2,272.78	0.00	0.00	0.00	0.00	47,728.38	0.00	0.00	0.00	0.00
34	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	20,478.78	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,508.89	0.00	0.00	0.00	0.00	241,768.37	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		257,277.26

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25